SHAREHOLDERS' EQUITY - Schedule of summary of performance stock units activity (Details)	9 Months Ended
Sep. 30, 2025 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	2,504,773
Granted	1,410,840
Vested	(791,207)
Forfeited	(352,578)
Unvested the end of the year	2,771,828
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	2,120,275
Granted	1,140,736
Vested	(748,661)
Forfeited	(220,460)
Unvested the end of the year	2,291,890
Weighted-Average Grant Date Fair Value Per Share, Unvested at beginning of year | $ / shares	$ 138.1
Weighted-Average Grant Date Fair Value Per Share, Granted | $ / shares	212
Weighted-Average Grant Date Fair Value Per Share, Vested | $ / shares	212.6
Weighted-Average Grant Date Fair Value Per Share, Forfeited | $ / shares	156.2
Ending Weighted-Average Grant Date Fair Value Per Share, Unvested at end of year | $ / shares	$ 175
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	384,498
Granted	270,104
Vested	(42,546)
Forfeited	(132,118)
Unvested the end of the year	479,938
Weighted-Average Grant Date Fair Value Per Share, Unvested at beginning of year | $ / shares	$ 144.3
Weighted-Average Grant Date Fair Value Per Share, Granted | $ / shares	207.9
Weighted-Average Grant Date Fair Value Per Share, Vested | $ / shares	217.4
Weighted-Average Grant Date Fair Value Per Share, Forfeited | $ / shares	142.6
Ending Weighted-Average Grant Date Fair Value Per Share, Unvested at end of year | $ / shares	$ 181.9